UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 158.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.8%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,841,967
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,558,626

		$4,400,593

Cogeneration — 2.2%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$500	$499,020
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.75%, 10/1/36	500	496,590
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	705	705,289

		$1,700,899

Education — 28.7%
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 4.00%, 10/1/47	$1,155	$1,131,011
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,529,842
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	333,499
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	530,854
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,012,070
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	788,974
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	532,797
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,086,700
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	248,983
New York Dormitory Authority, (Fordham University), Prerefunded to 7/1/21, 5.50%, 7/1/36	1,000	1,118,030
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,284,402
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,611,750
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	355,706
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	441,948
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,801,531
New York Dormitory Authority, (The New School), 4.00%, 7/1/43	500	510,435
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	2,000	2,178,660
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	292,211
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	772,794
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,358,420

		$21,920,617

Electric Utilities — 4.5%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,492,406
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	1,983,330

		$3,475,736

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 10.9%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$380	$412,406
Metropolitan Transportation Authority, Dedicated Tax Revenue, Prerefunded to 11/15/19, 5.00%, 11/15/34	1,500	1,587,900
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	955	983,812
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	625	638,544
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/21, 5.00%, 5/1/32	1,000	1,098,940
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 4.50%, 7/1/32	395	437,838
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,129,150
Saratoga County Water Authority, Prerefunded to 9/1/18, 5.00%, 9/1/48	1,000	1,018,330
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	1,025	1,053,649

		$8,360,569

General Obligations — 7.5%
Illinois, 5.00%, 12/1/34	$1,300	$1,334,216
New York, 5.00%, 2/15/34(1)	4,000	4,341,160
New York City, 6.25%, 10/15/28	45	46,375

		$5,721,751

Hospital — 11.7%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$142,290
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,045,680
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/47	1,000	958,030
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,066,170
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,064,720
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	800	874,216
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	100	107,272
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(2)	1,000	1,067,410
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	415	429,260
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	835	864,467
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,155,014
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	185	204,175

		$8,978,704

Housing — 10.0%
New York City Housing Development Corp., MFMR, 3.45%, 11/1/37	$400	$393,244
New York City Housing Development Corp., MFMR, 3.75%, 11/1/40	500	501,740
New York City Housing Development Corp., MFMR, 3.95%, 11/1/36	750	759,877
New York Housing Finance Agency, 3.80%, 11/1/35	650	656,078
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,033,890
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,628,360
New York Mortgage Agency, 3.60%, 10/1/34(3)	1,190	1,193,641
New York Mortgage Agency, 3.90%, 10/1/36	480	489,466

		$7,656,296

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 7.8%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,025,550
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	500	453,045
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,075	1,071,893
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,231,270
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	300	381,060
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,800	1,801,170

		$5,963,988

Insured – Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,547,938

		$1,547,938

Insured – Electric Utilities — 1.9%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,427,681

		$1,427,681

Insured – General Obligations — 2.3%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,767,410

		$1,767,410

Insured – Other Revenue — 5.1%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,693,514
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,224,300

		$3,917,814

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$469,681

		$469,681

Insured – Transportation — 3.0%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	$1,000	$1,025,850
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,273,063

		$2,298,913

Other Revenue — 10.7%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,886,196
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,015,520
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/46	1,715	1,747,825
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,375,699
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,125,920

		$8,151,160

Senior Living/Life Care — 9.2%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$80	$92,790
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	205	241,740
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	225	267,138
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	530	599,621
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	931,243
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	855	956,198
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	289,806

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	$120	$123,738
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	978,775
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.00%, 7/1/34	100	100,119
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	235,380
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	234,519
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	1,966,939

		$7,018,006

Special Tax Revenue — 18.0%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$1,185	$1,305,028
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	915	1,004,908
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	1,000	1,088,250
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	1,000	1,039,780
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,663,482
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,691,860

		$13,793,308

Transportation — 13.3%
Metropolitan Transportation Authority, 5.00%, 11/15/38	$1,500	$1,666,350
New York Thruway Authority, 5.00%, 1/1/37	695	761,803
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,090,750
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/15/43	1,500	1,529,850
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,665	1,853,078
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/44	500	553,605
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	991,584
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	1,715	1,761,957

		$10,208,977

Water and Sewer — 3.6%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$331,239
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	2,385	2,413,548

		$2,744,787

Total Tax-Exempt Municipal Securities — 158.8% (identified cost $113,571,783)		$121,524,828

Taxable Municipal Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value
Education — 2.0%
New York Dormitory Authority, (New York University), 3.998%, 7/1/39	$1,500	$1,503,645

Total Taxable Municipal Securities — 2.0% (identified cost $1,521,818)		$1,503,645

Corporate Bonds & Notes — 3.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 3.6%
Northwell Healthcare, Inc., 4.26%, 11/1/47	$1,000	$977,524
NYU Hospitals Center, 4.168%, 7/1/37	1,500	1,485,468
NYU Hospitals Center, 4.368%, 7/1/47	315	325,013

Total Corporate Bonds & Notes — 3.6% (identified cost $2,848,409)		$2,788,005

Miscellaneous — 1.0%

Security	Units	Value
Real Estate — 1.0%
CMS Liquidating Trust(2)(4)(5)	257	$736,351

Total Miscellaneous — 1.0% (identified cost $822,400)		$736,351

Total Investments — 165.4% (identified cost $118,764,410)		$126,552,829

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.4)%		$(4,126,165)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (38.6)%		$(29,496,904)

Other Assets, Less Liabilities — (21.4)%		$(16,414,479)

Net Assets Applicable to Common Shares — 100.0%		$76,515,281

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $7,487,056 or 9.8% of the Trust’s net assets applicable to common shares.

(3)	When-issued security.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$121,524,828	$—	$121,524,828
Taxable Municipal Securities	—	1,503,645	—	1,503,645
Corporate Bonds & Notes	—	2,788,005	—	2,788,005
Miscellaneous	—	—	736,351	736,351
Total Investments	$—	$125,816,478	$736,351	$126,552,829

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2018 is not presented. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018